CAPITAL LEASES	12 Months Ended
Dec. 31, 2011
CAPITAL LEASES
CAPITAL LEASES

6. CAPITAL LEASES

        On August 26, 2011, the Company entered into various lease agreements for equipment that are classified as capital leases. The cost of equipment under capital leases, approximately $19.7 million, is included on the accompanying statement of financial position within property and equipment as of December 31, 2011. Depreciation expense associated with capital leases was $3.6 million for the year ended December 31, 2011.

        The future minimum lease payments required under capital leases and the present value of net minimum lease payments as of December 31, 2011 are as follows (in thousands):

Amount
Year Ending December 31, 2012	$4,998
Year Ending December 31, 2013	4,951
Year Ending December 31, 2014	4,930
Year Ending December 31, 2015	2,876

Total minimum lease payments	$17,755
Less: Amount representing interest	(826)

Present value of minimum lease payments	$16,929
Less: Current maturities of capital lease obligations	(4,607)

Long-term capital lease obligations	$12,322